Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements for Assets and Liabilities
Items Measured at Fair Value on a Recurring Basis

The fair value measurements for assets and liabilities recognized in the Company’s consolidated balance sheet are as follows:
	As of December 31,
	2012			2011
	Carrying	Fair	Measurement	Carrying	Fair
	Value	Value	Approach	Value	Value

	(Dollars in millions)
Foreign currency exchange contracts — current assets	$16	$16	Level 2	$3	$3
Foreign currency exchange contracts — noncurrent assets	9	9	Level 2	-	-
Short-term debt, fixed and floating rate	67	67	Level 2	65	65
Floating rate long-term debt	-	-	Level 2	1	1
Fixed rate long-term debt	1,395	1,677	Level 2	1,466	1,585
Foreign currency exchange contracts — current liability	-	-	Level 2	27	27
Foreign currency exchange contracts — noncurrent liability	-	-	Level 2	29	29
Interest rate swap contracts — noncurrent liability	1	1	Level 2	1	1
Commodity contracts — current liability	-	-	Level 2	4	4

Movement of Amounts Reported in Accumulated Other Comprehensive Earnings (Losses) From Deferred Cash Flow Hedges, Net of Tax
The following table represents the movement of amounts reported in accumulated other comprehensive earnings (losses) from deferred cash flow hedges, net of tax.

	Years Ended
	December 31,
	2012	2011

	(Dollars in millions)
Balance at beginning of period	$(48)	$8
Net change in derivative fair value and other movements during the year	61	(45)
Net amounts reclassified to statement of earnings during the year	(3)	(11)
Balance at end of period	$10	$(48)

The gains and losses reclassified into earnings include the discontinuance of cash flow hedges, which were immaterial in 2012 and 2011.